Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,667)	$ (1,829)	$ (524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	66	6	5
Share based compensation	1,107	27	25
Loss (profit) from exchange differences on cash and cash equivalents	(85)	5
Other non-cash items	4	(10)	1
CHANGES IN OPERATING ASSET AND LIABILITY:
Accounts receivable	5	68	(85)
Decrease (increase) in inventory	693	(819)	(25)
Other current assets	(270)	(16)	(62)
Account payables	44	16
Contract fulfillment assets	(1,130)
Contract liability	346	302	192
Accrued compensation expenses	72	166	(13)
Receivable from Parent Company	(15)	(73)
Other accrued expenses	(357)	358	32
Net cash flows used in operating activities	(4,187)	(1,799)	(454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(276)	(52)
Change in severance pay asset		(3)	4
Net cash flows generated from (used in) investing activities	(276)	(55)	4
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	2,858
Proceeds from exercise of warrants	1,729
Repayment of loan from Parent Company	(81)
Transfer from Parent Company		514	450
Sale of assets to Parent Company		168
Capital contribution from Parent Company		720
Loan from Parent Company		500
Cash obtained in connection with Recapitalization Transaction		3,202
Net cash flows provided by financing activities	4,506	5,104	450
INCREASE IN CASH AND CASH EQUIVALENTS	43	3,250
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,245
PRPFITS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	85	(5)
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	3,373	3,245
Non cash activities -
Loan from Parent Company settled against receivable from Parent Company	41
Conversion of a loan from Parent Company	$ 381
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities		(73)
Recapitalization Transaction costs		(89)
Reverse recapitalization effect on equity		(3,040)
Cash obtained in connection with Recapitalization Transaction		$ 3,202